Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associate and joint ventures
Non-current assets	$ 79,119	$ 47,185	$ 45,814
Current assets	26,244	19,544	15,563
Total liabilities	(66,076)	(51,091)	(46,781)
Current liabilities	(22,594)	(20,307)	(18,117)
Net assets	39,287	15,638	14,596
Total investments in subsidiaries, joint ventures and associates	69	39	58	$ 89
Associate and joint ventures
Disclosure of associate and joint ventures
Non-current assets	215	324	298
Current assets	506	552	447
Total liabilities	(99)	(105)	(89)
Net assets	622	771	656
Amount attributable to AstraZeneca	65	38	64
Exchange adjustments	$ (4)	$ (1)	$ 6